CONDENSED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY - CIK 0001836935 Centricus Acquisition Corp. - USD ($)	Class A Common Stock	Class B Common Stock Ordinary share	Class B Common Stock	Additional Paid-in Capital	(Accumulated Deficit) / Retained Earnings	Total
Balance at the beginning at Nov. 23, 2020		$ 0		$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Nov. 23, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor (1)		$ 863		24,137		25,000
Issuance of Class B common stock to Sponsors (in shares)		8,625,000
Net loss					(5,000)	(5,000)
Balance at the end at Dec. 31, 2020	$ 0	$ 863	$ 863	24,137	(5,000)	20,000
Balance at the end (in shares) at Dec. 31, 2020	0	8,625,000	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 34,500,000 Units, net of underwriting discounts and offering expenses	$ 3,450		$ 0	314,223,020	0	314,226,470
Cash paid in excess of fair value for Private Placement Units	0		0	752,000	0	752,000
Ordinary shares subject to redemption	$ (3,186)			$ (314,999,157)	(3,622,767)	(318,625,110)
Ordinary shares subject to redemption (in shares)	(31,862,511)
Net loss					8,626,644	8,626,644
Balance at the end at Mar. 31, 2021	$ 264		$ 863		$ 4,998,877	$ 5,000,004
Balance at the end (in shares) at Mar. 31, 2021	2,637,489		8,625,000